Notes Payable - Additional Information (Detail) (Notes Payable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2011 Banking	Dec. 31, 2010 Banking
Debt Instrument [Line Items]
Notes payable due dates	30 days	90 days
Current borrowing capacity			$ 94,952	$ 91,039
Unused facility			$ 28,979	$ 85,266